Details of Consolidated Statements of Cash Flows - Details of Items Not Involving Current Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 890	$ 1,063	$ 801
Amortization of other assets included in cost of goods sold	148	138	113
Deferred income taxes	94	(100)	(46)
Other non-cash charges	36	23	8
Impairment charges	18	55	25
Non-cash portion of Other expense, net			(188)
Equity income in excess of dividends received	(29)	(30)	(5)
Items not involving current cash flows	$ 1,157	$ 1,149	$ 708